Note 15 - Other Supplemental Information	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Additional Financial Information Disclosure [Text Block]
15.	Other supplemental information

	2018	2017

Franchisor operations
Revenues	$132,079	$122,620
Operating earnings	37,709	33,960
Initial franchise fee revenues	4,496	3,118
Depreciation and amortization	5,893	5,030
Total assets	128,627	109,889

Cash payments made during the period
Income taxes	$28,221	$43,893
Interest	11,714	9,489

Non-cash financing activities
Increases in capital lease obligations	$1,919	$1,235

Other expenses
Rent expense	$32,045	$28,977